Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of
Regulation S-K,
we are providing the following information regarding the relationship between executive compensation and the company’s financial performance for each of the three years in the period ended December 31, 2024. As indicated above, we are permitted to report as a “smaller reporting company” under SEC rules. Accordingly, we have not included a tabular list of financial performance measures, and the table below (i) only includes the requisite information for three years, (ii) does not include information with respect to peer total stockholder return (“TSR”), and (iii) does not include a column for a Company-Selected Measure as defined in Item 402(v) of
Regulation S-K.
In accordance with applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table to determine the “actual” compensation paid to our principal executive officers (“PEOs”) and the average “actual” compensation paid to our other named executive officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEOs and the average for our other NEOs, as compared to “compensation actually paid” and the company’s financial performance for the years ended December 31, 2024, 2023 and 2022:

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (1) (2)	Compensation Actually Paid to Second PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based on TSR	Net Income (Loss) (in thousands)
2024	—	$651,557	—	$291,011	$489,577	$379,647	$8.74	($60,248)
2023	—	$854,199	—	$494,040	$607,563	$577,636	$25.00	($79,361)
2022	$2,288,247	$2,497,073	$74,509	$964,307	$930,347	$591,756	$34.73	($66,561)

(1)	The first PEO and the second PEO in the table represent Bill Livek and Jon Carpenter, respectively. The non-PEO NEOs reflected in the table for each of 2024, 2023 and 2022 are as follows:

2024:	Mary Margaret Curry and Steve Bagdasarian

2023:	David Algranati and Steve Bagdasarian

2022:	Mary Margaret Curry and Greg Dale

(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
non-PEO
NEOs in 2024. Because the company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2024
SECOND PEO SUMMARY COMPENSATION TABLE TOTAL	$651,557
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(274,868)
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	$(85,868)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	$(360,546)

COMPENSATION ACTUALLY PAID TOTAL	$291,011

2024
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTAL	$489,577
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(91,051)
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	$(18,879)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	$(109,930)

COMPENSATION ACTUALLY PAID TOTAL	$379,647

Named Executive Officers, Footnote
(1)	The first PEO and the second PEO in the table represent Bill Livek and Jon Carpenter, respectively. The non-PEO NEOs reflected in the table for each of 2024, 2023 and 2022 are as follows:

2024:	Mary Margaret Curry and Steve Bagdasarian

2023:	David Algranati and Steve Bagdasarian

2022:	Mary Margaret Curry and Greg Dale

Adjustment To PEO Compensation, Footnote
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
non-PEO
NEOs in 2024. Because the company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2024
SECOND PEO SUMMARY COMPENSATION TABLE TOTAL	$651,557
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(274,868)
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	$(85,868)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	$(360,546)

COMPENSATION ACTUALLY PAID TOTAL	$291,011

Non-PEO NEO Average Total Compensation Amount	$ 489,577	$ 607,563	$ 930,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 379,647	577,636	591,756
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
non-PEO
NEOs in 2024. Because the company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2024
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTAL	$489,577
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(91,051)
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	$(18,879)
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	$(109,930)

COMPENSATION ACTUALLY PAID TOTAL	$379,647

Compensation Actually Paid vs. Total Shareholder Return	CAP and Company Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income (Loss)
Tabular List, Table
Narrative Disclosure to Pay Versus Performance Table
The illustrations below provide a graphical description of the relationship between compensation actually paid (“CAP”) and the following measures:

•	the company’s cumulative TSR; and

•	the company’s net income (loss).

Total Shareholder Return Amount	$ 8.74	25	34.73
Net Income (Loss)	$ (60,248,000)	(79,361,000)	(66,561,000)
Measure:: 1
Pay vs Performance Disclosure
Name	the company’s cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	the company’s net income (loss)
Bill Livek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	2,288,247
PEO Actually Paid Compensation Amount	$ 0	0	74,509
PEO Name	Bill Livek
Jon Carpenter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 651,557	854,199	2,497,073
PEO Actually Paid Compensation Amount	$ 291,011	$ 494,040	$ 964,307
PEO Name	Jon Carpenter
PEO | Jon Carpenter [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (360,546)
PEO | Jon Carpenter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jon Carpenter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jon Carpenter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,868)
PEO | Jon Carpenter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jon Carpenter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,868)
PEO | Jon Carpenter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jon Carpenter [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,930)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,051)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,879)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0